Cover	Nov. 01, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2026
Current Fiscal Year End Date	--01-03
Entity File Number	001-41697
Entity Registrant Name	Kenvue Inc.
Entity Central Index Key	0001944048
Entity Tax Identification Number	41-4608022
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	P.O. Box 619100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75261-9100
City Area Code	(972)
Local Phone Number	281-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	KVUE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Kenvue Inc.
Entity Address, Address Line Two	1 Kenvue Way
Entity Address, City or Town	Summit
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07901